12 Months Ended
May. 20, 2015
First Security Municipal Bond Fund
Institutional Shares – FIFSx
A Shares – FSARx

A series of Capitol Series Trust

SUPPLEMENT DATED JUNE 19, 2015, TO THE PROSPECTUS OF THE FIRST SECURITY MUNICIPAL BOND FUND DATED MAY 20, 2015

ALL REFERENCES TO “NON-INVESTMENT GRADE SECURITIES RISK” FOUND IN THE PRINCIPAL INVESTMENT RISKS SECTION OF THE FUND’S PROSPECTUS ON PAGE 5 AND IN THE SECTION TITLED “ADDITIONAL INFORMATION REGARDING PRINCIPAL INVESTMENT RISKS” ON PAGE 12 OF THE FUND’S PROSPECTUS ARE HEREBY REMOVED.